OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Gross assets and liabilities [member]
Financial assets
Financial assets at fair value through other comprehensive income		£ 24,368
Gross assets and liabilities [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[1]	26,263	£ 28,888
Gross assets and liabilities [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[1]	392,542	419,647
Gross assets and liabilities [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[1]	20,503	58,166
Gross assets and liabilities [member] | Derivative liabilities [member]
Financial liabilities
Derivative financial instruments	[1]	51,309	71,927
Gross assets and liabilities [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[1]	24,019	52,900
Gross assets and liabilities [member] | Derivative assets [member]
Financial assets
Derivative financial instruments	[1]	52,981	71,187
Gross assets and liabilities [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks		3,692	4,274	[1]
Gross assets and liabilities [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[1]	466,055	467,271
Gross assets and liabilities [member] | Debt securities [member]
Financial assets
Debt securities	[1]	5,095	3,637
Gross assets and liabilities [member] | Financial assets available-for-sale, category [member]
Financial assets
Available-for-sale financial assets	[1]		41,717
Gross assets and liabilities [member] | Excluding Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[1]	6,129	14,018
Gross assets and liabilities [member] | Excluding Reverse Repurchase Agreement [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks	[1]	3,231	4,180
Gross assets and liabilities [member] | Excluding Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[1]	428,165	450,439
Gross assets and liabilities [member] | Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[1]	17,890	38,882
Gross assets and liabilities [member] | Reverse Repurchase Agreement [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks	[1]	461	94
Gross assets and liabilities [member] | Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[1]	37,890	16,832
Gross assets and liabilities [member] | Excluding Repurchase Agreement [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[1]	5,093	5,713
Gross assets and liabilities [member] | Excluding Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[1]	390,724	417,009
Gross assets and liabilities [member] | Excluding Repurchase Agreement [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[1]	7,473	9,496
Gross assets and liabilities [member] | Repurchase Agreement [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[1]	21,170	23,175
Gross assets and liabilities [member] | Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[1]	1,818	2,638
Gross assets and liabilities [member] | Repurchase Agreement [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[1]	13,030	48,670
Net amounts presented in the balance sheet [member]
Financial assets
Financial assets at fair value through other comprehensive income		24,368
Net amounts presented in the balance sheet [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:		26,263	28,888
Net amounts presented in the balance sheet [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:		391,251	418,124
Net amounts presented in the balance sheet [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:		17,730	50,874
Net amounts presented in the balance sheet [member] | Derivative liabilities [member]
Financial liabilities
Derivative financial instruments		10,911	24,699
Net amounts presented in the balance sheet [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss		23,256	45,608
Net amounts presented in the balance sheet [member] | Derivative assets [member]
Financial assets
Derivative financial instruments		11,293	24,152
Net amounts presented in the balance sheet [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks		3,692	4,274
Net amounts presented in the balance sheet [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers		464,044	465,555
Net amounts presented in the balance sheet [member] | Debt securities [member]
Financial assets
Debt securities		5,095	3,637
Net amounts presented in the balance sheet [member] | Financial assets available-for-sale, category [member]
Financial assets
Available-for-sale financial assets			41,717
Net amounts presented in the balance sheet [member] | Excluding Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss		6,129	14,018
Net amounts presented in the balance sheet [member] | Excluding Reverse Repurchase Agreement [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks		3,231	4,180
Net amounts presented in the balance sheet [member] | Excluding Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers		428,165	448,723
Net amounts presented in the balance sheet [member] | Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss		17,127	31,590
Net amounts presented in the balance sheet [member] | Reverse Repurchase Agreement [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks		461	94
Net amounts presented in the balance sheet [member] | Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers		35,879	16,832
Net amounts presented in the balance sheet [member] | Excluding Repurchase Agreement [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:		5,093	5,713
Net amounts presented in the balance sheet [member] | Excluding Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:		389,433	415,486
Net amounts presented in the balance sheet [member] | Excluding Repurchase Agreement [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:		7,473	9,496
Net amounts presented in the balance sheet [member] | Repurchase Agreement [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:		21,170	23,175
Net amounts presented in the balance sheet [member] | Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:		1,818	2,638
Net amounts presented in the balance sheet [member] | Repurchase Agreement [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:		10,257	41,378
Cash collateral received/pledged [member]
Financial assets
Financial assets at fair value through other comprehensive income	[2]
Cash collateral received/pledged [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[2]	(1,400)	(3,943)
Cash collateral received/pledged [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[2]	(293)	(1,205)
Cash collateral received/pledged [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[2]
Cash collateral received/pledged [member] | Derivative liabilities [member]
Financial liabilities
Derivative financial instruments	[2]	(2,359)	(3,949)
Cash collateral received/pledged [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[2]
Cash collateral received/pledged [member] | Derivative assets [member]
Financial assets
Derivative financial instruments	[2]	(1,693)	(5,148)
Cash collateral received/pledged [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks	[2]	(1,496)	(2,293)
Cash collateral received/pledged [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[2]	(863)	(1,656)
Cash collateral received/pledged [member] | Debt securities [member]
Financial assets
Debt securities	[2]
Cash collateral received/pledged [member] | Financial assets available-for-sale, category [member]
Financial assets
Available-for-sale financial assets	[2]
Cash collateral received/pledged [member] | Excluding Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[2]
Cash collateral received/pledged [member] | Excluding Reverse Repurchase Agreement [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks	[2]	(1,496)	(2,293)
Cash collateral received/pledged [member] | Excluding Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[2]	(863)	(1,656)
Cash collateral received/pledged [member] | Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[2]
Cash collateral received/pledged [member] | Reverse Repurchase Agreement [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks	[2]
Cash collateral received/pledged [member] | Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[2]
Cash collateral received/pledged [member] | Excluding Repurchase Agreement [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[2]	(1,400)	(3,943)
Cash collateral received/pledged [member] | Excluding Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[2]	(293)	(1,205)
Cash collateral received/pledged [member] | Excluding Repurchase Agreement [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[2]
Cash collateral received/pledged [member] | Repurchase Agreement [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[2]
Cash collateral received/pledged [member] | Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[2]
Cash collateral received/pledged [member] | Repurchase Agreement [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[2]
Non-cash collateral received/pledged [member]
Financial assets
Financial assets at fair value through other comprehensive income	[2]	(4,666)
Non-cash collateral received/pledged [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[2]	(21,170)	(23,175)
Non-cash collateral received/pledged [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[2]	(5,059)	(9,650)
Non-cash collateral received/pledged [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[2]	(10,257)	(41,378)
Non-cash collateral received/pledged [member] | Derivative liabilities [member]
Financial liabilities
Derivative financial instruments	[2]	(5,770)	(15,594)
Non-cash collateral received/pledged [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[2]	(17,401)	(34,912)
Non-cash collateral received/pledged [member] | Derivative assets [member]
Financial assets
Derivative financial instruments	[2]	(4,837)	(11,942)
Non-cash collateral received/pledged [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks	[2]	(461)	(94)
Non-cash collateral received/pledged [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[2]	(39,120)	(23,844)
Non-cash collateral received/pledged [member] | Debt securities [member]
Financial assets
Debt securities	[2]
Non-cash collateral received/pledged [member] | Financial assets available-for-sale, category [member]
Financial assets
Available-for-sale financial assets	[2]		(16,751)
Non-cash collateral received/pledged [member] | Excluding Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[2]	(274)	(3,322)
Non-cash collateral received/pledged [member] | Excluding Reverse Repurchase Agreement [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks	[2]
Non-cash collateral received/pledged [member] | Excluding Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[2]	(3,241)	(7,012)
Non-cash collateral received/pledged [member] | Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[2]	(17,127)	(31,590)
Non-cash collateral received/pledged [member] | Reverse Repurchase Agreement [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks	[2]	(461)	(94)
Non-cash collateral received/pledged [member] | Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[2]	(35,879)	(16,832)
Non-cash collateral received/pledged [member] | Excluding Repurchase Agreement [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[2]
Non-cash collateral received/pledged [member] | Excluding Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[2]	(3,241)	(7,012)
Non-cash collateral received/pledged [member] | Excluding Repurchase Agreement [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[2]
Non-cash collateral received/pledged [member] | Repurchase Agreement [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[2]	(21,170)	(23,175)
Non-cash collateral received/pledged [member] | Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[2]	(1,818)	(2,638)
Non-cash collateral received/pledged [member] | Repurchase Agreement [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[2]	(10,257)	(41,378)
Potential net amounts if offset of related amounts permitted [member]
Financial assets
Financial assets at fair value through other comprehensive income		19,702
Potential net amounts if offset of related amounts permitted [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:		3,693	1,770
Potential net amounts if offset of related amounts permitted [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:		385,899	407,269
Potential net amounts if offset of related amounts permitted [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:		7,473	9,496
Potential net amounts if offset of related amounts permitted [member] | Derivative liabilities [member]
Financial liabilities
Derivative financial instruments		2,782	5,156
Potential net amounts if offset of related amounts permitted [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss		5,855	10,696
Potential net amounts if offset of related amounts permitted [member] | Derivative assets [member]
Financial assets
Derivative financial instruments		4,763	7,062
Potential net amounts if offset of related amounts permitted [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks		1,735	1,887
Potential net amounts if offset of related amounts permitted [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers		424,061	440,055
Potential net amounts if offset of related amounts permitted [member] | Debt securities [member]
Financial assets
Debt securities		5,095	3,637
Potential net amounts if offset of related amounts permitted [member] | Financial assets available-for-sale, category [member]
Financial assets
Available-for-sale financial assets			24,966
Potential net amounts if offset of related amounts permitted [member] | Excluding Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss		5,855	10,696
Potential net amounts if offset of related amounts permitted [member] | Excluding Reverse Repurchase Agreement [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks		1,735	1,887
Potential net amounts if offset of related amounts permitted [member] | Excluding Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers		424,061	440,055
Potential net amounts if offset of related amounts permitted [member] | Excluding Repurchase Agreement [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:		3,693	1,770
Potential net amounts if offset of related amounts permitted [member] | Excluding Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:		385,899	407,269
Potential net amounts if offset of related amounts permitted [member] | Excluding Repurchase Agreement [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:		7,473	9,496
Offset [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[3]	(1,291)	(1,523)
Offset [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[3]	(2,773)	(7,292)
Offset [member] | Derivative liabilities [member]
Financial liabilities
Derivative financial instruments	[3]	(40,398)	(47,228)
Offset [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[3]	(763)	(7,292)
Offset [member] | Derivative assets [member]
Financial assets
Derivative financial instruments	[3]	(41,688)	(47,035)
Offset [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[3]	(2,011)	(1,716)
Offset [member] | Excluding Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[3]		(1,716)
Offset [member] | Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[3]	(763)	(7,292)
Offset [member] | Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[3]	(2,011)
Offset [member] | Excluding Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[3]	(1,291)	(1,523)
Offset [member] | Repurchase Agreement [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[3]	£ (2,773)	£ (7,292)

[1]	After impairment allowance.
[2]	The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respective of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.
[3]	The amounts set off in the balance sheet as shown above represent derivatives and repurchase agreements with central clearing houses which meet the criteria for offsetting under IAS 32.